Consolidated Balance Sheet	Jun. 30, 2013 AUD	Dec. 31, 2012 USD ($)	Dec. 31, 2012 AUD	Dec. 31, 2011 AUD	Jun. 30, 2013 Retained (Deficit) Prior to Exploration Activities AUD	Dec. 31, 2012 Retained (Deficit) Prior to Exploration Activities USD ($)	Dec. 31, 2012 Retained (Deficit) Prior to Exploration Activities AUD	Dec. 31, 2011 Retained (Deficit) Prior to Exploration Activities AUD	Jun. 30, 2013 Retained (Deficit) During Exploration Period AUD	Dec. 31, 2012 Retained (Deficit) During Exploration Period USD ($)	Dec. 31, 2012 Retained (Deficit) During Exploration Period AUD	Dec. 31, 2011 Retained (Deficit) During Exploration Period AUD	Dec. 31, 2012 As Previously Presented USD ($)	Dec. 31, 2012 As Previously Presented AUD	Dec. 31, 2011 As Previously Presented AUD	Dec. 31, 2012 Retained (deficit) During Development Period USD ($)	Dec. 31, 2012 Retained (deficit) During Development Period AUD	Dec. 31, 2011 Retained (deficit) During Development Period AUD
Current Assets:
Cash	78,000	$ 2,997,000	2,889,000	1,714,000
Receivables	62,000	456,000	440,000	478,000
Prepayments	46,000	128,000	123,000	132,000
Receivables - affiliates		481,000	464,000
Marketable securities	63,000
Assets held for sale	1,315,000	3,497,000	3,371,000
Inventories	150,000	178,000	172,000	110,000
Total Current Assets	1,714,000	7,737,000	7,459,000	2,434,000
Non-Current Assets:
Property and equipment, net	2,186,000	7,894,000	7,610,000	12,809,000
Other investments	200,000		379,000										207,000	200,000	200,000
Investment in unconsolidated entities		186,000	179,000	1,306,000
Deposits	465,000	1,125,000	1,085,000	1,154,000
Receivables - affiliates		395,000	381,000	708,000
Prepayments		19,000	18,000	27,000
Development costs	2,985,000	2,974,000	2,867,000	1,682,000
Mineral rights		14,621,000	14,095,000	15,493,000
Goodwill		1,134,000	1,093,000	1,093,000
Total Non-Current Assets	5,836,000	28,555,000	27,528,000	34,472,000
Total Assets	7,550,000	36,292,000	34,987,000	36,906,000
Current Liabilities:
Accounts payable and accrued expenses	1,274,000	2,739,000	2,640,000	2,145,000
Accrued financing costs		6,681,000	6,441,000
Advances from affiliates		2,348,000	2,264,000	2,295,000
Convertible notes		10,373,000	10,000,000
Current tax liability		674,000	650,000
Current portion of long-term debt		322,000	310,000	296,000
Lease liability	81,000	148,000	143,000	283,000
Total Current Liabilities	1,355,000	23,285,000	22,448,000	5,019,000
Non Current Liabilities:
Reclamation and rehabilitation provision	66,000	1,134,000	1,093,000	969,000
Long-term debt		2,281,000	2,199,000	2,559,000
Lease liability	64,000	113,000	109,000	197,000
Total Non Current Liabilities	130,000	3,528,000	3,401,000	3,725,000
Total Liabilities	1,485,000	26,813,000	25,849,000	8,744,000
Commitments and Contingencies
Stockholders' Equity
Preferred stock: US$.001 par value, 20,000,000 shares authorised, none issued and outstanding.
Common stock, value	436,000	309,000	298,000	275,000
Additional paid-in-capital	174,497,000	173,034,000	166,812,000	164,200,000
Retained (deficit)					(839,000)	(870,000)	(839,000)	(839,000)	(107,617,000)	(111,631,000)	(107,617,000)	(107,617,000)				(64,867,000)	(62,534,000)	(39,114,000)
Retained (deficit) during development period	(60,412,000)		(62,534,000)
Legend Stockholders' Equity (Deficit)	6,065,000	(4,025,000)	(3,880,000)	16,905,000
Non-controlling interests		13,504,000	13,018,000	11,257,000
Total Equity	6,065,000	9,479,000	9,138,000	28,162,000	(839,000)		(839,000)	(839,000)	(107,617,000)		(107,617,000)	(107,617,000)					(62,534,000)	(39,114,000)
Total Liabilities and Equity	7,550,000	$ 36,292,000	34,987,000	36,906,000